TRANSACTIONS WITH AFFILIATES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Management and Lease Agreements [Abstract]
Management fees and incentive compensation to affiliate	$ 18,225	$ 18,143	$ 14,279
Due to affiliates	9,550	11,623
Property management fees	18,296	19,724	16,167
Travel reimbursement costs	304	366	369
Property-level payroll expenses	92,167	104,180	85,477
Rental revenue	$ 112,391	112,966	111,154
Manager
Management and Lease Agreements [Abstract]
Management fee rate payable (in hundredths)	1.50%
Management fees and incentive compensation to affiliate	$ 15,300	15,400	14,300
Percentage used in calculation of annual incentive compensation paid to Manager (in hundredths)	25.00%
Interest rate used in calculation of annual incentive compensation paid to Manager (in hundredths)	10.00%
Reimbursement to manger for other tasks and services under the management agreement	$ 9,267	9,768	9,680
Managed Properties
Management and Lease Agreements [Abstract]
Rental revenue	$ 0	0	0
Managed Properties | Property Managers
Management and Lease Agreements [Abstract]
Extension period after initial term of Property Management Agreements	1 year
Managed Properties | Blue Harbor and Holiday | Independent Living Properties
Management and Lease Agreements [Abstract]
Percentage of property's effective gross income paid as property management fees (in hundredths)	5.00%
Managed Properties | Blue Harbor and Holiday | Assisted Living/Memory Care Properties
Management and Lease Agreements [Abstract]
Percentage of property's gross income paid as property management fees for first two years (in hundredths)	6.00%
Percentage of property's gross income paid as property management fees thereafter (in hundredths)	7.00%
Triple Net Lease
Management and Lease Agreements [Abstract]
Rental revenue	$ 112,391	112,966	111,154
Triple Net Lease | Holiday
Management and Lease Agreements [Abstract]
Rental revenue	74,200	71,000	68,000
General and administrative expense | Manager
Management and Lease Agreements [Abstract]
Reimbursement to manger for other tasks and services under the management agreement	7,570	8,158	6,607
Acquisition, transaction and integration expense | Manager
Management and Lease Agreements [Abstract]
Reimbursement to manger for other tasks and services under the management agreement	1,697	1,610	3,073
Management fees under management agreement | Manager
Management and Lease Agreements [Abstract]
Due to affiliates	1,300	1,300
Incentive compensation under management agreement | Manager
Management and Lease Agreements [Abstract]
Incentive compensation	2,900	2,700	0
Due to affiliates	0	2,100
Property management fees under property management agreement | Property Managers
Management and Lease Agreements [Abstract]
Due to affiliates	1,400	1,700
Reimbursement of property-Level payroll expenses under property management agreement | Manager
Management and Lease Agreements [Abstract]
Due to affiliates	1,300	1,000
Reimbursement of property-Level payroll expenses under property management agreement | Property Managers
Management and Lease Agreements [Abstract]
Due to affiliates	$ 5,600	5,500
Minimum | Managed Properties | Property Managers
Management and Lease Agreements [Abstract]
Initial term of Property Management Agreements	5 years
Maximum | Managed Properties | Property Managers
Management and Lease Agreements [Abstract]
Initial term of Property Management Agreements	10 years
Employee severance
Management and Lease Agreements [Abstract]
Restructuring Costs		$ 100	$ 700